Corporate information	12 Months Ended
Sep. 30, 2023
Corporate Information [Abstract]
Corporate information [Text Block]

1. Corporate information

a) Corporate information

KWESST Micro Systems Inc. (the "Company", "KWESST", "we", "our", and "us") was incorporated on November 28, 2017, under the laws of the Province of British Columbia. Our registered office is located at 550 Burrard Street, Suite 2900, Vancouver, British Columbia, Canada, and our corporate office is located at Unit 1, 155 Terrence Matthews Crescent, Ottawa, Ontario, Canada. We have representative offices in the following foreign locations: Washington DC (United States), London (United Kingdom), and Abu Dhabi (United Arab Emirates).

We develop and commercialize next-generation technology solutions that deliver a tactical advantage for military, public safety agencies and personal defense markets. Our core mission is to protect and save lives.

KWESST's common stock is listed on the TSX-Venture Exchange ("TSX-V'') under the stock symbol of KWE, on the Nasdaq Capital Market ("Nasdaq") under the stock symbol of KWE and on the Frankfurt Stock Exchange under the stock symbol of 62U. Additionally, warrants issued in the United States are also listed on the Nasdaq under the stock symbol of KWESW. Effective May 1, 2023, the warrants issued in Canada are listed on the TSX-V under the stock symbol of KWE.WT.U.

b) Reverse Stock Split

In August 2022, we submitted a Form F-1 Registration Statement to the U.S. Securities and Exchange Commission and applied to have its common shares listed on the Nasdaq. In connection with KWESST's listing application on Nasdaq, we effected a one for seventy (1-for-70) reverse stock split of its common stock on October 28, 2022 (the "Reverse Split"). Accordingly, all shareholders of record at the opening of business on October 28, 2022, received one issued and outstanding common share of KWESST in exchange for seventy outstanding common shares of KWESST. No fractional shares were issued in connection with the Reverse Split. All fractional shares created by the Reverse Split were rounded to the nearest whole number of common shares, with any fractional interest representing 0.5 or more common shares entitling holders thereof to receive one whole common share.

Effective on the date of the Reverse Split, the exercise price and number of common shares issuable upon the exercise of outstanding stock options were proportionately adjusted to reflect the Reverse Split. The restricted share units ("RSUs") and performance stock units ("PSUs") have also been adjusted for the Reverse Split. While the number of warrants has not changed as a result of the Reverse Split, the conversion rate for each warrant was adjusted from one common share to 0.01428571 common share. All information respecting outstanding common shares and other securities of KWESST, including net loss per share, in the current and comparative periods presented herein give effect to the Reverse Split.